Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0001997201
Document Type	F-1
Entity Registrant Name	PS International Group Ltd.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Units 1002, 10/F
Entity Address, Address Line Two	Join-in Hang Sing Centre
Entity Address, Address Line Three	No.2-16 Kwai Fung Crescent
Entity Address, City or Town	Kwai Chung
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Business Contact
Document Information Line Items
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Contact Personnel Name	Puglisi & Associates
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711